Condensed Consolidated Balance Sheets (Unaudited) (Successor, USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 14,840,392	$ 867,738	$ 1,362,488
Accounts receivable, net	234,418	229,891	269,759
Inventory, net	315,931	258,939	226,032
Prepaid expenses and other current assets	1,372,043	559,082	525,024
Total current assets	16,762,784	1,915,650	2,383,303
Property and equipment, net of accumulated depreciation of $83,787 and $8,085, respectively	732,328	21,589	0
Other assets		250	250
Intangible assets		6,340,656	6,340,656
Intangible assets and other	6,340,906
Total assets	23,836,018	8,278,145	8,724,209
Current liabilities:
Current debt	6,394,532	56,911	47,795
Accounts payable	1,050,215	1,096,125	245,023
Accrued expenses	1,447,975	789,482	544,260
Derivative revenue	12,500	0	0
Total current liabilities	8,905,222	1,942,518	837,078
Long-term debt	0	7,290,881	6,000,060
Deferred tax liability	2,500,000	2,500,000	2,500,000
Warrant liability	7,509,630	8,171,518	635,276
Derivative liability	1,056,920	2,120,360	0
Other long-term liabilities	170,403	255,606	369,210
Total liabilities	20,142,175	22,280,883	10,341,624
Commitments and contingencies
Fibrocell Science, Inc. shareholders' equity/(deficit):
Common stock, $0.001 par value; 250,000,000 shares authorized 95,278,255 and 20,375,500 shares issued and outstanding, respectively	95,278	20,376	14,692
Common stock; $0.001 par value; subscription receivable	(2,038,733)	0	0
Additional paid-in capital	43,421,317	2,437,893	508,347
Accumulated deficit during development stage	(38,275,135)	(17,981,530)	(5,049,999)
Total Fibrocell Science, Inc. shareholders' equity/(deficit)	3,202,727	(15,523,261)	(4,526,960)
Noncontrolling interest	491,116	450,373	398,475
Total equity/(deficit) and noncontrolling interest	3,693,843	(15,072,888)	(4,128,485)
Total liabilities, preferred stock, shareholders' equity/(deficit) and noncontrolling interest	23,836,018	8,278,145	8,724,209
Series A Preferred Stock
Current liabilities:
Preferred stock	0	1,280,150	2,511,070
Series B Preferred Stock
Current liabilities:
Preferred stock
Preferred stock series B, $0.001 par value; subscription receivable	0	(210,000)	0
Series D Preferred Stock
Current liabilities:
Preferred stock